LOANS AND OTHER FINANCING - Changes in gross carrying amount and corresponding expected credit losses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
LOANS AND OTHER FINANCING
Balance at the beginning of the year	$ 119,817,347
Balance at the end of the year	105,395,186
Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	129,011,261	$ 172,034,361
Net changes of financial assets	(12,695,495)	(51,707,141)
Write-offs	(6,377,843)	(6,846,644)
Exchange Differences and Others	3,881,977	15,528,900
Balance at the end of the year	113,819,900	129,009,476
Stage 1
LOANS AND OTHER FINANCING
Balance at the beginning of the year	111,705,797
Balance at the end of the year	94,618,951
Stage 1 | Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	113,892,858	148,088,044
Transfers 1 to 2	(3,214,532)	(1,328,535)
1 to 3	(1,543,847)	(6,848,389)
2 to 1	817,989	5,995,283
3 to 1	46,735	218,823
Net changes of financial assets	(15,379,218)	(45,996,053)
Write-offs	(1,123,756)
Exchange Differences and Others	2,979,031	13,761,898
Balance at the end of the year	96,475,260	113,891,071
Stage 2
LOANS AND OTHER FINANCING
Balance at the beginning of the year	5,199,694
Balance at the end of the year	7,859,709
Stage 2 | Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	6,341,521	15,181,940
Transfers 1 to 2	3,214,532	1,328,535
2 to 3	(846,342)	(1,760,766)
2 to 1	(817,989)	(5,995,283)
3 to 2	36,687	62,781
Net changes of financial assets	2,736,983	(2,869,752)
Write-offs	(1,151,327)
Exchange Differences and Others	334,375	394,064
Balance at the end of the year	9,848,440	6,341,519
Stage 3
LOANS AND OTHER FINANCING
Balance at the beginning of the year	2,911,856
Balance at the end of the year	2,916,526
Stage 3 | Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	8,776,882	8,764,377
1 to 3	1,543,847	6,848,389
2 to 3	846,342	1,760,766
3 to 2	(36,687)	(62,781)
3 to 1	(46,735)	(218,823)
Net changes of financial assets	(53,260)	(2,841,336)
Write-offs	(4,102,760)	(6,846,644)
Exchange Differences and Others	568,571	1,372,938
Balance at the end of the year	7,496,200	8,776,886
Expected credit losses [member]
LOANS AND OTHER FINANCING
Balance at the beginning of the year	9,192,129	10,337,959
Transfers 1 to 2	966,104	340,100
1 to 3	2,444,723	4,566,260
2 to 3	519,817	722,222
2 to 1	(90,806)	(384,105)
3 to 2	(28,789)	(29,974)
3 to 1	(43,735)	(132,683)
Net changes of financial assets	1,602,101	326,894
Write-offs	(6,377,843)	(6,846,644)
Exchange Differences and Others	241,013	292,100
Balance at the end of the year	8,424,714	9,192,129
Expected credit losses [member] | Stage 1
LOANS AND OTHER FINANCING
Balance at the beginning of the year	2,185,274	3,011,796
Transfers 1 to 2	(116,717)	(83,582)
1 to 3	(36,310)	(126,062)
2 to 1	33,836	74,463
3 to 1	1,413	21,122
Net changes of financial assets	832,860	(799,829)
Write-offs	(1,123,756)
Exchange Differences and Others	79,709	87,366
Balance at the end of the year	1,856,309	2,185,274
Expected credit losses [member] | Stage 2
LOANS AND OTHER FINANCING
Balance at the beginning of the year	1,141,825	2,400,090
Transfers 1 to 2	1,082,821	423,682
2 to 3	(222,310)	(296,040)
2 to 1	(124,642)	(458,568)
3 to 2	10,485	13,217
Net changes of financial assets	1,226,241	(974,665)
Write-offs	(1,151,327)
Exchange Differences and Others	25,638	34,109
Balance at the end of the year	1,988,731	1,141,825
Expected credit losses [member] | Stage 3
LOANS AND OTHER FINANCING
Balance at the beginning of the year	5,865,030	4,926,073
1 to 3	2,481,033	4,692,322
2 to 3	742,127	1,018,262
3 to 2	(39,274)	(43,191)
3 to 1	(45,148)	(153,805)
Net changes of financial assets	(457,000)	2,101,388
Write-offs	(4,102,760)	(6,846,644)
Exchange Differences and Others	135,666	170,625
Balance at the end of the year	$ 4,579,674	$ 5,865,030